Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments Accounted for Using the Equity Method
December 31
	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	US$ (Note 4)

Investments in associates	$49,154,140	$48,267,237	$1,628,449
Investments in joint venture	670,550	486,514	16,414

	$49,824,690	$48,753,751	$1,644,863

Summary of Investments in Associates Accounted for using the Equity Method
a.	Investments in associates

1)	Investments in associates accounted for using the equity method consisted of the following:

			Carrying Amount as of December 31
			2016 (Retrospectively Adjusted)	2017
		Operating	NT$	NT$	US$
Name of Associate	Main Business	Location			(Note 4)

Material associate
Siliconware Precision Industries Co., Ltd. (“SPIL”)	Engaged in assembly, testing and turnkey services of integrated circuits	ROC	$45,898,225	$45,210,371	$1,525,316
Associates that are not individually material
Deca Technologies Inc.（”DECA”）	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology	British Cayman Islands	1,813,677	1,583,124	53,412
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	ROC	1,156,833	1,248,711	42,129
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	ROC	321,120	309,630	10,447

(continued)

			Carrying Amount as of December 31
			2016 (Retrospectively Adjusted)	2017
		Operating	NT$	NT$	US$
Name of Associate	Main Business	Location			(Note 4)

Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in integrated circuit	ROC	$264,434	$215,550	$7,272
			49,454,289	48,567,386	1,638,576
	Less: Deferred gain on transfer of land		300,149	300,149	10,127

			$49,154,140	$48,267,237	$1,628,449

(concluded)

2)	At each balance sheet date, the percentages of ownership held by the Group were as follows:

	December 31
	2016	2017

SPIL	33.29%	33.29%
DECA	22.07%	22.04%
HC	26.22%	26.22%
HCK	27.31%	27.31%
AMPI	38.76%	38.76%

Summary of Retrospective Adjustments
As of December 31, 2016, the retrospective adjustments are summarized as follows:

	After Retrospectively Adjusted	Before Retrospectively Adjusted
	NT$	NT$
Investments accounted for using the equity method

December 31, 2016
DECA	$1,813,677	$1,820,329
AMPI	$264,434	$266,085

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
5)	Fair values (Level 1 inputs in terms of IFRS 13) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

SPIL	$49,634,805	$52,176,190	$1,760,330
HC	$1,310,829	$1,695,156	$57,191
AMPI	$307,038	$468,572	$15,809

Summarized Financial Information

The summarized financial information below represents amounts shown in SPIL’s consolidated financial statements prepared in accordance with IFRSs and adjusted by the Group for equity method accounting purposes.

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Current assets	$50,451,295	$49,065,912	$1,655,395
Non-current assets	107,573,251	101,693,417	3,430,952
Current liabilities	(41,088,439)	(26,194,615)	(883,759)
Non-current liabilities	(17,518,410)	(27,213,266)	(918,126)

Equity	$99,417,697	$97,351,448	$3,284,462

Proportion of the Group’s ownership interest in SPIL	33.29%	33.29%	33.29%

Net assets attributable to the Group	$33,096,151	$32,408,297	$1,093,397
Goodwill	12,802,074	12,802,074	431,919

Carrying amount	$45,898,225	$45,210,371	$1,525,316

(Concluded)

	For the Year Ended December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Operating revenue	$85,111,913	$83,554,385	$2,818,974
Gross profit	$15,027,247	$12,464,792	$420,540
Profit before income tax	$7,351,661	$4,347,810	$146,687

Net profit for the year	$5,484,462	$2,822,231	$95,217
Other comprehensive income (loss) for the year	(2,373,532)	579,057	19,536

Total comprehensive income for the year	$3,110,930	$3,401,288	$114,753
Cash dividends received from SPIL	$3,941,740	$1,815,275	$61,244

Summary of Aggregate Information of Associates that are Not Individually Material
Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$
				(Note 4)
The Group’s share of:
Net profit (loss) for the year	$120,749	$(139,366)	$(190,532)	$(6,428)
Other comprehensive income (loss) for the year	(2,916)	(115,650)	59,676	2,013

Total comprehensive income (loss) for the year	$117,833	$(255,016)	$(130,856)	$(4,415)

Summary of Aggregate Information of the Joint Venture that is Not Individually Material
Aggregate information of the joint venture that is not individually material

	For the Year Ended December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

The Group’s share of net loss and total comprehensive loss for the year	$(90,478)	$(184,366)	$(6,220)